Structural Interest Rate Sensitivity Measures (Details) - CAD ($) $ in Millions	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2022	Jul. 31, 2022	Oct. 31, 2021
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ (1,293)	$ (1,329)	$ (1,368)
NII Sensitivity	1,545	1,291	1,857
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,149	1,140	338
NII Sensitivity	$ (1,574)	(1,431)	$ (1,101)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		(116)
NII Sensitivity		702
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		(8)
NII Sensitivity		(765)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		(1,213)
NII Sensitivity		589
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		1,148
NII Sensitivity		$ (666)